REVENUE - Summary of Net Revenues (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disaggregation of Revenue [Line Items]
Net sales	$ 6,006	$ 6,300
Total Revenues	6,457	6,773
Eliminations and other
Disaggregation of Revenue [Line Items]
Total Revenues	(23)	(29)
Industrial activities
Disaggregation of Revenue [Line Items]
Net sales	6,006	6,300
Total Revenues	6,036	6,327
Industrial activities | Operating segments
Disaggregation of Revenue [Line Items]
Total Revenues	6,006	6,300
Industrial activities | Operating segments | Agriculture
Disaggregation of Revenue [Line Items]
Net sales	2,490	2,579
Total Revenues	2,490	2,579
Industrial activities | Operating segments | Construction
Disaggregation of Revenue [Line Items]
Net sales	640	682
Total Revenues	640	682
Industrial activities | Operating segments | Commercial and Specialty Vehicles
Disaggregation of Revenue [Line Items]
Net sales	2,414	2,495
Total Revenues	2,414	2,495
Industrial activities | Operating segments | Powertrain
Disaggregation of Revenue [Line Items]
Net sales	1,036	1,186
Total Revenues	1,036	1,186
Industrial activities | Eliminations and other
Disaggregation of Revenue [Line Items]
Net sales	(574)	(642)
Total Revenues	(574)	(642)
Financial services
Disaggregation of Revenue [Line Items]
Net sales	0	0
Total Revenues	474	502
Financial services | Operating segments
Disaggregation of Revenue [Line Items]
Total Revenues	474	502
Financial services | Eliminations and other
Disaggregation of Revenue [Line Items]
Total Revenues	$ (23)	$ (29)